Fees Summary	Dec. 23, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 542,000
Previously Paid Amount	0.00
Total Fee Amount	82.98
Total Offset Amount	0.00
Net Fee	82.98
Narrative - Max Aggregate Offering Price	$ 542,000
Final Prospectus	true